Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0002093738
Registrant Name	Destiny Alternative Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES